Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SEI CATHOLIC VALUES TRUST
Entity Central Index Key	0001627853
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000152590
Shareholder Report [Line Items]
Fund Name	Catholic Values Equity Fund
Class Name	Class F Shares
Trading Symbol	CAVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Catholic Values Equity Fund (the "Fund") for the period from March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Equity Fund, Class F Shares	$45	0.86%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
AssetsNet	$ 417,020,521
Holdings Count | Holding	979
Advisory Fees Paid, Amount	$ 805
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$417,020,521	979	$805	10%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Exchange-Traded Fund	0.0%
Futures Contracts	0.0%
Cash Equivalent	1.3%
Real Estate	1.9%
Utilities	2.1%
Energy	3.4%
Materials	3.5%
Consumer Staples	6.3%
Health Care	7.8%
Communication Services	8.7%
Consumer Discretionary	10.5%
Industrials	12.7%
Financials	16.4%
Information Technology	24.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	3.1%
NVIDIA Corp	3.1%
Apple Inc	2.7%
Broadcom Inc	1.8%
Meta Platforms Inc, Cl A	1.4%
Amazon.com Inc	1.4%
Visa Inc, Cl A	1.2%
JPMorgan Chase & Co	1.1%
Alphabet Inc, Cl A	1.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000152591
Shareholder Report [Line Items]
Fund Name	Catholic Values Equity Fund
Class Name	Class Y Shares
Trading Symbol	CAVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Catholic Values Equity Fund (the "Fund") for the period from March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Equity Fund, Class Y Shares	$40	0.76%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
AssetsNet	$ 417,020,521
Holdings Count | Holding	979
Advisory Fees Paid, Amount	$ 805
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$417,020,521	979	$805	10%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Exchange-Traded Fund	0.0%
Futures Contracts	0.0%
Cash Equivalent	1.3%
Real Estate	1.9%
Utilities	2.1%
Energy	3.4%
Materials	3.5%
Consumer Staples	6.3%
Health Care	7.8%
Communication Services	8.7%
Consumer Discretionary	10.5%
Industrials	12.7%
Financials	16.4%
Information Technology	24.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	3.1%
NVIDIA Corp	3.1%
Apple Inc	2.7%
Broadcom Inc	1.8%
Meta Platforms Inc, Cl A	1.4%
Amazon.com Inc	1.4%
Visa Inc, Cl A	1.2%
JPMorgan Chase & Co	1.1%
Alphabet Inc, Cl A	1.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000152592
Shareholder Report [Line Items]
Fund Name	Catholic Values Fixed Income Fund
Class Name	Class F Shares
Trading Symbol	CFVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Catholic Values Fixed Income Fund (the "Fund") for the period from March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Fixed Income Fund, Class F Shares	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
AssetsNet	$ 232,228,893
Holdings Count | Holding	972
Advisory Fees Paid, Amount	$ 339
InvestmentCompanyPortfolioTurnover	157.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$232,228,893	972	$339	157%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Purchased Swaption	0.0%
Sovereign Debt	0.3%
Consumer Staples	0.4%
Materials	0.5%
Real Estate	0.5%
Health Care	0.9%
Municipal Bonds	0.9%
Information Technology	1.1%
Consumer Discretionary	1.9%
Energy	2.1%
Industrials	2.3%
Communication Services	2.6%
Utilities	2.6%
Financials	9.0%
Asset-Backed Securities	10.6%
Cash Equivalent	12.2%
U.S. Treasury Obligations	32.2%
Mortgage-Backed Securities	37.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	08/31/30	6.3%
U.S. Treasury Notes	3.625%	08/31/27	4.4%
U.S. Treasury Bonds	4.750%	08/15/55	4.0%
U.S. Treasury Notes	4.000%	05/31/30	3.0%
U.S. Treasury Bonds	4.375%	08/15/43	1.6%
U.S. Treasury Bills	5.964%	10/14/25	1.4%
U.S. Treasury Notes	3.875%	08/31/32	1.4%
U.S. Treasury Notes	4.250%	08/15/35	1.3%
U.S. Treasury Notes	3.625%	08/15/28	1.2%
UMBS	4.000%	09/14/39	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000152593
Shareholder Report [Line Items]
Fund Name	Catholic Values Fixed Income Fund
Class Name	Class Y Shares
Trading Symbol	CFVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Catholic Values Fixed Income Fund (the "Fund") for the period from March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Fixed Income Fund, Class Y Shares	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 232,228,893
Holdings Count | Holding	972
Advisory Fees Paid, Amount	$ 339
InvestmentCompanyPortfolioTurnover	157.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$232,228,893	972	$339	157%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Purchased Swaption	0.0%
Sovereign Debt	0.3%
Consumer Staples	0.4%
Materials	0.5%
Real Estate	0.5%
Health Care	0.9%
Municipal Bonds	0.9%
Information Technology	1.1%
Consumer Discretionary	1.9%
Energy	2.1%
Industrials	2.3%
Communication Services	2.6%
Utilities	2.6%
Financials	9.0%
Asset-Backed Securities	10.6%
Cash Equivalent	12.2%
U.S. Treasury Obligations	32.2%
Mortgage-Backed Securities	37.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	08/31/30	6.3%
U.S. Treasury Notes	3.625%	08/31/27	4.4%
U.S. Treasury Bonds	4.750%	08/15/55	4.0%
U.S. Treasury Notes	4.000%	05/31/30	3.0%
U.S. Treasury Bonds	4.375%	08/15/43	1.6%
U.S. Treasury Bills	5.964%	10/14/25	1.4%
U.S. Treasury Notes	3.875%	08/31/32	1.4%
U.S. Treasury Notes	4.250%	08/15/35	1.3%
U.S. Treasury Notes	3.625%	08/15/28	1.2%
UMBS	4.000%	09/14/39	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.